Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2019

AMP-QTLY-1119
1.807739.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 5.5%
Entertainment - 3.7%
Activision Blizzard, Inc.	494,440	$26,165,765
Electronic Arts, Inc. (a)	273,710	26,774,312
Lions Gate Entertainment Corp.:
Class A (b)	382,275	3,536,044
Class B	109,350	955,719
		57,431,840
Media - 1.8%
Interpublic Group of Companies, Inc.	556,594	12,000,167
News Corp. Class A	146,000	2,032,320
The New York Times Co. Class A	472,010	13,442,845
		27,475,332

TOTAL COMMUNICATION SERVICES		84,907,172

CONSUMER DISCRETIONARY - 7.0%
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	127,400	5,552,092
Dine Brands Global, Inc. (b)	134,540	10,206,204
Eldorado Resorts, Inc. (a)(b)	82,849	3,303,190
Hilton Grand Vacations, Inc. (a)	175,700	5,622,400
Jubilant Foodworks Ltd.	37,096	713,827
Penn National Gaming, Inc. (a)	54,906	1,022,624
The Restaurant Group PLC	139,333	243,613
Wyndham Hotels & Resorts, Inc.	117,478	6,078,312
		32,742,262
Household Durables - 0.6%
KB Home	84,800	2,883,200
Mohawk Industries, Inc. (a)	100	12,407
Toll Brothers, Inc.	154,300	6,334,015
		9,229,622
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	33,400	5,585,482
Naspers Ltd. Class N	6,800	1,029,583
		6,615,065
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	126,200	14,406,992
Specialty Retail - 0.6%
IAA Spinco, Inc. (a)	85,392	3,563,408
Williams-Sonoma, Inc. (b)	73,800	5,016,924
		8,580,332
Textiles, Apparel & Luxury Goods - 2.4%
Capri Holdings Ltd. (a)	142,120	4,712,699
Deckers Outdoor Corp. (a)	121,875	17,959,500
Envista Holdings Corp. (a)(b)	129,400	3,607,672
PVH Corp.	118,700	10,472,901
		36,752,772

TOTAL CONSUMER DISCRETIONARY		108,327,045

CONSUMER STAPLES - 6.8%
Beverages - 0.3%
C&C Group PLC	1,135,599	5,136,646
Food & Staples Retailing - 2.1%
Performance Food Group Co. (a)	245,212	11,282,204
Sprouts Farmers Market LLC (a)	206,254	3,988,952
U.S. Foods Holding Corp. (a)	408,300	16,781,130
		32,052,286
Food Products - 3.7%
Conagra Brands, Inc.	386,915	11,870,552
Ezaki Glico Co. Ltd.	121,400	5,051,511
Nomad Foods Ltd. (a)	852,200	17,470,100
Post Holdings, Inc. (a)	78,100	8,266,104
TreeHouse Foods, Inc. (a)	257,300	14,267,285
		56,925,552
Household Products - 0.6%
Essity AB Class B	179,700	5,244,570
Spectrum Brands Holdings, Inc.	92,200	4,860,784
		10,105,354
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	69,900	2,271,051

TOTAL CONSUMER STAPLES		106,490,889

ENERGY - 5.7%
Energy Equipment & Services - 1.4%
Baker Hughes, A GE Co. Class A	334,000	7,748,800
Dril-Quip, Inc. (a)	36,900	1,851,642
Halliburton Co.	121,200	2,284,620
Helmerich & Payne, Inc.	86,500	3,466,055
Oceaneering International, Inc. (a)	301,200	4,081,260
Precision Drilling Corp. (a)	1,275,400	1,463,266
Superior Energy Services, Inc. (a)	5,100	663
		20,896,306
Oil, Gas & Consumable Fuels - 4.3%
Berry Petroleum Corp.	140,533	1,315,389
Cabot Oil & Gas Corp.	110,800	1,946,756
Cheniere Energy, Inc. (a)	221,100	13,942,566
Cimarex Energy Co.	74,100	3,552,354
Devon Energy Corp.	290,700	6,994,242
Encana Corp. (b)	1,661,142	7,641,253
Noble Energy, Inc.	566,640	12,726,734
Par Pacific Holdings, Inc. (a)	219,200	5,010,912
Southwestern Energy Co. (a)	391,600	755,788
Suncor Energy, Inc.	170,800	5,387,577
The Williams Companies, Inc.	70,000	1,684,200
World Fuel Services Corp.	150,600	6,014,964
		66,972,735

TOTAL ENERGY		87,869,041

FINANCIALS - 15.8%
Banks - 7.9%
Bank OZK	159,200	4,341,384
BankUnited, Inc.	107,635	3,618,689
Boston Private Financial Holdings, Inc.	533,867	6,222,220
CIT Group, Inc.	220,700	9,999,917
CVB Financial Corp.	250,751	5,233,173
East West Bancorp, Inc.	24,900	1,102,821
First Horizon National Corp.	585,200	9,480,240
FNB Corp., Pennsylvania	178,000	2,052,340
Great Western Bancorp, Inc.	41,300	1,362,900
Hanmi Financial Corp.	141,811	2,663,211
Heartland Financial U.S.A., Inc.	17,800	796,372
Huntington Bancshares, Inc.	1,243,357	17,742,704
Investors Bancorp, Inc.	244,900	2,782,064
KeyCorp	195,800	3,493,072
Lakeland Financial Corp.	19,729	867,681
M&T Bank Corp.	63,300	9,999,501
PacWest Bancorp	171,100	6,217,774
Prosperity Bancshares, Inc.	22,400	1,582,112
Signature Bank	63,700	7,594,314
Tcf Financial Corp.	167,830	6,389,288
UMB Financial Corp.	83,500	5,392,430
Union Bankshares Corp.	148,600	5,534,607
Univest Corp. of Pennsylvania	18,400	469,384
Valley National Bancorp	127,800	1,389,186
Wintrust Financial Corp.	109,300	7,064,059
		123,391,443
Capital Markets - 2.1%
Affiliated Managers Group, Inc.	19,100	1,591,985
Ameriprise Financial, Inc.	30,587	4,499,348
Cboe Global Markets, Inc.	23,000	2,642,930
CRISIL Ltd.	23,326	452,355
E*TRADE Financial Corp.	107,700	4,705,413
Legg Mason, Inc.	61,400	2,344,866
Moody's Corp.	31,700	6,493,111
Raymond James Financial, Inc.	63,024	5,196,959
Stifel Financial Corp. (b)	81,700	4,687,946
		32,614,913
Consumer Finance - 1.2%
Capital One Financial Corp.	55,200	5,022,096
OneMain Holdings, Inc.	50,700	1,859,676
Synchrony Financial	346,200	11,801,958
		18,683,730
Diversified Financial Services - 0.0%
Prosus NV (a)	6,800	499,175
Insurance - 3.8%
AFLAC, Inc.	85,000	4,447,200
Alleghany Corp. (a)	4,100	3,270,816
Bajaj Finserv Ltd.	13,488	1,625,357
Chubb Ltd.	33,593	5,423,254
Direct Line Insurance Group PLC	1	4
Hiscox Ltd.	331,295	6,761,907
Hyundai Fire & Marine Insurance Co. Ltd.	66,002	1,453,110
Primerica, Inc.	104,058	13,239,299
Principal Financial Group, Inc.	261,500	14,942,110
Reinsurance Group of America, Inc.	44,191	7,065,257
		58,228,314
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd.	231,529	11,036,987
Housing Development Finance Corp. Ltd.	31,726	887,874
		11,924,861

TOTAL FINANCIALS		245,342,436

HEALTH CARE - 10.3%
Biotechnology - 0.8%
Alexion Pharmaceuticals, Inc. (a)	99,700	9,764,618
Argenx SE ADR (a)	6,100	695,156
Sarepta Therapeutics, Inc. (a)	22,100	1,664,572
		12,124,346
Health Care Equipment & Supplies - 5.7%
Boston Scientific Corp. (a)	147,610	6,006,251
ConvaTec Group PLC (c)	961,399	2,071,018
ConvaTec Group PLC ADR	187,500	1,629,375
Dentsply Sirona, Inc.	120,000	6,397,200
Hill-Rom Holdings, Inc.	50,000	5,261,500
Hologic, Inc. (a)	200,100	10,103,049
Medtronic PLC	140,100	15,217,662
ResMed, Inc.	35,027	4,732,498
STERIS PLC	70,700	10,215,443
The Cooper Companies, Inc.	26,539	7,882,083
Zimmer Biomet Holdings, Inc.	141,400	19,409,978
		88,926,057
Health Care Providers & Services - 1.9%
Centene Corp. (a)	79,600	3,443,496
Cigna Corp.	21,100	3,202,769
Covetrus, Inc. (a)	26,160	311,042
HCA Holdings, Inc.	68,455	8,243,351
Henry Schein, Inc. (a)	58,200	3,695,700
Universal Health Services, Inc. Class B	72,700	10,814,125
		29,710,483
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	11,413	575,215
Thermo Fisher Scientific, Inc.	29,130	8,484,695
		9,059,910
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	41,866	5,364,709
Perrigo Co. PLC	272,200	15,213,258
Theravance Biopharma, Inc. (a)	3,783	73,693
		20,651,660

TOTAL HEALTH CARE		160,472,456

INDUSTRIALS - 12.2%
Aerospace & Defense - 0.0%
MTU Aero Engines Holdings AG	1,700	451,741
Air Freight & Logistics - 0.5%
XPO Logistics, Inc. (a)(b)	97,488	6,977,216
Airlines - 0.7%
Allegiant Travel Co.	16,500	2,469,390
Copa Holdings SA Class A	15,700	1,550,375
Spirit Airlines, Inc. (a)	198,045	7,189,034
		11,208,799
Building Products - 0.5%
Johnson Controls International PLC	183,071	8,034,986
Lennox International, Inc.	1,489	361,782
		8,396,768
Commercial Services & Supplies - 1.4%
Knoll, Inc.	285,763	7,244,092
Stericycle, Inc. (a)(b)	276,508	14,082,552
		21,326,644
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	264,900	13,523,145
Fluor Corp.	190,500	3,644,265
Jacobs Engineering Group, Inc.	115,686	10,585,269
		27,752,679
Electrical Equipment - 2.5%
AMETEK, Inc.	92,700	8,511,714
Generac Holdings, Inc. (a)	122,600	9,604,484
Hubbell, Inc. Class B	70,900	9,316,260
Regal Beloit Corp.	145,802	10,621,676
		38,054,134
Industrial Conglomerates - 1.5%
ITT, Inc.	295,559	18,085,255
Smiths Group PLC	302,300	5,835,580
		23,920,835
Machinery - 2.5%
Allison Transmission Holdings, Inc.	141,000	6,634,050
Flowserve Corp.	147,600	6,894,396
Ingersoll-Rand PLC	112,572	13,869,996
Rexnord Corp. (a)	447,295	12,099,330
		39,497,772
Road & Rail - 0.0%
Knight-Swift Transportation Holdings, Inc. Class A	4,900	177,870
Trading Companies & Distributors - 0.8%
HD Supply Holdings, Inc. (a)	295,700	11,584,048

TOTAL INDUSTRIALS		189,348,506

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	47,055	6,607,463
Telefonaktiebolaget LM Ericsson (B Shares)	852,800	6,810,747
		13,418,210
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	600	57,900
Avnet, Inc.	202,237	8,996,513
CDW Corp.	91,951	11,332,041
Keysight Technologies, Inc. (a)	6,147	597,796
Samsung SDI Co. Ltd.	19,420	3,611,532
TE Connectivity Ltd.	81,030	7,550,375
		32,146,157
IT Services - 10.7%
Akamai Technologies, Inc. (a)	282,837	25,845,645
Cognizant Technology Solutions Corp. Class A	115,950	6,987,727
EPAM Systems, Inc. (a)	42,500	7,748,600
Euronet Worldwide, Inc. (a)	167,491	24,503,933
FleetCor Technologies, Inc. (a)	95,164	27,291,134
Genpact Ltd.	412,843	15,997,666
Global Payments, Inc.	65,703	10,446,777
GoDaddy, Inc. (a)	144,800	9,553,904
Indra Sistemas SA (a)	246,100	2,129,799
KBR, Inc.	449,200	11,023,368
Leidos Holdings, Inc.	16,500	1,417,020
PayPal Holdings, Inc. (a)	44,500	4,609,755
Sabre Corp.	59,400	1,330,263
Tech Mahindra Ltd.	84,800	857,663
Verra Mobility Corp. (a)	404,200	5,800,270
Visa, Inc. Class A	63,900	10,991,439
		166,534,963
Semiconductors & Semiconductor Equipment - 3.1%
Marvell Technology Group Ltd.	487,600	12,175,372
MKS Instruments, Inc.	62,100	5,730,588
NXP Semiconductors NV	101,000	11,021,120
Qualcomm, Inc.	164,400	12,540,432
Semtech Corp. (a)	93,719	4,555,681
Versum Materials, Inc.	53,900	2,852,927
		48,876,120
Software - 1.0%
Adobe, Inc. (a)	13,900	3,839,875
Black Knight, Inc. (a)	123,800	7,559,228
CDK Global, Inc.	81,300	3,909,717
		15,308,820

TOTAL INFORMATION TECHNOLOGY		276,284,270

MATERIALS - 7.9%
Chemicals - 3.7%
Ashland Global Holdings, Inc.	37,457	2,886,062
Cabot Corp.	86,300	3,911,116
CF Industries Holdings, Inc.	84,610	4,162,812
Element Solutions, Inc. (a)	778,400	7,924,112
Innospec, Inc.	28,637	2,552,702
LG Chemical Ltd.	20,814	5,198,640
Orion Engineered Carbons SA	200,000	3,342,000
The Chemours Co. LLC	537,400	8,028,756
The Mosaic Co.	562,100	11,523,050
W.R. Grace & Co.	111,200	7,423,712
		56,952,962
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	21,700	5,947,970
Taiheiyo Cement Corp.	49,600	1,332,822
		7,280,792
Containers & Packaging - 2.0%
Aptargroup, Inc.	37,800	4,477,410
Avery Dennison Corp.	91,600	10,403,012
Crown Holdings, Inc. (a)	254,500	16,812,270
		31,692,692
Metals & Mining - 1.7%
B2Gold Corp. (a)	2,127,500	6,921,180
Barrick Gold Corp.	804,337	13,939,160
Pan American Silver Corp. rights (a)(d)	339,900	3
Torex Gold Resources, Inc. (a)	518,200	6,422,496
		27,282,839

TOTAL MATERIALS		123,209,285

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Alexandria Real Estate Equities, Inc.	51,300	7,902,252
American Homes 4 Rent Class A	153,100	3,963,759
Corporate Office Properties Trust (SBI)	242,800	7,230,584
Douglas Emmett, Inc.	122,800	5,259,524
Duke Realty Corp.	120,500	4,093,385
Federal Realty Investment Trust (SBI)	30,100	4,097,814
Hibernia (REIT) PLC	1,384,713	2,218,624
Highwoods Properties, Inc. (SBI)	189,000	8,493,660
Invitation Homes, Inc.	135,000	3,997,350
National Retail Properties, Inc.	204,900	11,556,360
Outfront Media, Inc.	84,500	2,347,410
Realty Income Corp.	115,500	8,856,540
Safestore Holdings PLC	955,066	7,850,205
Store Capital Corp.	160,592	6,007,747
Urban Edge Properties	228,800	4,527,952
VEREIT, Inc.	328,800	3,215,664
		91,618,830
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	83,991	4,452,363
Wing Tai Holdings Ltd.	914,500	1,356,383
		5,808,746

TOTAL REAL ESTATE		97,427,576

UTILITIES - 2.9%
Electric Utilities - 1.1%
Exelon Corp.	82,200	3,971,082
Vistra Energy Corp.	516,734	13,812,300
		17,783,382
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	1,664,500	27,197,930

TOTAL UTILITIES		44,981,312

TOTAL COMMON STOCKS
(Cost $1,214,808,111)		1,524,659,988

Money Market Funds - 4.8%
Fidelity Cash Central Fund 1.96% (e)	32,036,872	32,043,279
Fidelity Securities Lending Cash Central Fund 1.96% (e)(f)	42,644,522	42,648,786
TOTAL MONEY MARKET FUNDS
(Cost $74,689,577)		74,692,065
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,289,497,688)		1,599,352,053
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(46,079,342)
NET ASSETS - 100%		$1,553,272,711

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,071,018 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,244,783
Fidelity Securities Lending Cash Central Fund	57,616
Total	$1,302,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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